Loan Receivable	12 Months Ended
Dec. 31, 2022
Loan Receivable [Abstract]
Loan Receivable [Text Block]

5 Loan Receivable

	December 31, 2022	December 31, 2021
Opening balance	$1,833,979	$1,301,013
Funds received, net of repayment	67,124	(1,420,320)
Advanced on private placement	-	1,971,000
Share for debt	(1,290,000)	-
Interest receivable	33,887	-
Unrealized foreign exchange	-	(17,714)
Ending receivable balance	$644,990	$1,833,979
Classified as short-term	-	1,290,000
Classified as long-term	$644,990	$543,979

As at December 31, 2022, the Company had a loan receivable of $644,990 (December 31, 2021 - $1,833,979) from Captiva Verde Wellness Corp. ("Captiva") which represents a non-arm's length transaction as the Chief Executive Officer of the Company, Jeffrey Ciachurski, is also the Chief Executive Officer of Captiva.

On February 17, 2022, the Company settled $1,290,000 of the loan receivable through a shares for debt settlement pursuant to which Captiva issued the Company a total of 25,800,000 common shares at a fair value of $0.08 per common share resulting in a gain on settlement of loan receivable of $774,000 (Note 7).

On April 20, 2022, the Company entered into a promissory note with Captiva for the remainder of the receivable accruing interest at the rate of 8% per annum for a term of 24 months. As at December 31, 2022, interest income of $33,887 has been accrued.